Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disaggregation of Revenue and Contract Balances
The Company derived its revenues from contracts with customers for the following products and services:
a.Disaggregation of revenues

	For the Year Ended December 31,
	2022	2021	2020
Products and services

Sales of hardware and related revenue	$241,428	$248,137	$267,497
Battery swapping service revenue	121,660	99,587	78,626
Leasing service revenue	10,653	10,304	7,400
Other revenue	9,085	7,981	10,602
	$382,826	$366,009	$364,125
b.Contract balances

	As of December 31,		As of January 1,
	2022	2021	2021
Trade receivables (Note 6)	$16,143	$16,625	$13,475
Contract liabilities
Sales of hardware and battery swapping service revenues	$12,965	$18,753	$13,540